Stated Capital - Narrative (Detail)	12 Months Ended
Dec. 31, 2021 votesPerShare
Disclosure of classes of share capital [line items]
Percentage of authorised but unissued stated capital as percentage of issued stated capital	5.00%
Number Of Votes Per Share	1
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Disclosure of classes of share capital [line items]
Percentage of authorised but unissued stated capital as percentage of issued stated capital	5.00%
Buy back of ordinary shares during any financial year as percentage of issued share capital	20.00%